FURNITURE, FIXTURES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 294,329	$ 299,572
Accumulated depreciation	(136,145)	(110,793)
Total furniture, fixtures, and equipment, net	158,184	188,779
Depreciation	49,269	51,301
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	88,875	69,539
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	20,802	19,717
Estimated useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	164,232	189,897
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 20,420	$ 20,420
Estimated useful life	5 years